Organization and Basis of Presentation (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 17, 2021	Dec. 31, 2021	Dec. 31, 2020
Common Stock Exercise Price	$ 7
Net Cash Used In Operation		$ 5,700,000	$ 4,000,000
Combined Offering Price	7
Sale Of Stock	2,571,428
Warrants To Purchase One Share Of Common Stock	2,957,142
Conversion Of Stock	65,823,015
Common Stock Outstanding		8,328,629
Warrant Exercise Price		$ 7
Retained Earnings (accumulated Deficit)		$ (35,982,275)	(28,079,798)
Conversion Of Stock Amount		6,582	$ 0
Convertible Notes [Member]
Conversion Of Stock	32,219
Accrued Interest	$ 5,434
Conversion Of Stock Amount	$ 175,000
Initial Public Offering [Member]
Combined Offering Price	7
Sale Of Stock	2,571,428
Warrants To Purchase One Share Of Common Stock	2,571,428
Common Stock Outstanding	1,911,009
Warrant Exercise Price	$ 7
Incremental Number Of Warrants Issued At Ipo	385,714
Option Exercise Price	$ 7
Gross Proceeds From Warrants Purchase Of Common Stock	$ 15,400,000
Issuance Costs	$ 2,600,000
Common Stock [Member]
Conversion Of Stock	3,813,973
Series 1a Preferred Stock
Conversion Of Stock	1,419,228
Warrants Exercisable Into Common Stock	69,212
Retained Earnings (Accumulated Deficit)
Retained Earnings (accumulated Deficit)		$ (36,000,000)